Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
2023	$ 272
2023	968	$ 894
2024	310	773
2026	95	115
Total	$ 1,645	$ 1,782